Stock appreciation rights ("SARs") (Details) - USD ($)					6 Months Ended
	Mar. 06, 2015	Jun. 01, 2014	Mar. 12, 2014	Aug. 01, 2013	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of exercise price per share appreciation limit under condition one (in hundredths)					400.00%
Exercise price per share appreciation limit under condition one					exceed four times
Percentage of exercise price per share appreciation limit under condition two (in hundredths)					500.00%
Exercise price per share appreciation limit under condition two					exceed five times
Non-vested Awards Expected to be Recognized [Abstract]
2015					$ 724,062
2016					1,027,447
2017					333,670
2018					106,198
Total					$ 2,191,377
Equity Incentive Plan 2013 [Member] | Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SAR Awarded (in shares)					1,143,635
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SAR Awarded (in shares)	37,797	5,595	22,118	1,078,125
Exercise price (in dollars per share)	$ 10.25	$ 13.91	$ 13.66	$ 14.00
Vesting period	3 years	3 years	3 years	5 years
Grant price (in dollars per share)	$ 10.25	$ 13.91	$ 13.66	$ 14.00
Dividend yield (in hundredths)	3.90%	2.88%	2.93%	2.87%
Risk-free rate of return (in hundredths)	1.90%	2.20%	2.06%	2.15%
Expected volatility (in hundredths)	61.38%	53.60%	56.31%	54.89%
Weighted average fair value (in dollars per share)	$ 2.98	$ 4.20	$ 4.17	$ 4.28
SAR forfeited (in shares)					1,579
Weighted average exercise price (in dollars per share)					$ 13.87
Stock Appreciation Rights (SARs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average expected exercise life	4 years 2 months 12 days	4 years 6 months	4 years 7 months 6 days	4 years 10 months 24 days
Stock Appreciation Rights (SARs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average expected exercise life	5 years	5 years	5 years	6 years